Schedule II - Condensed Financial Information of Registrant - Statement of Income and Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net investment income	$ 205,886				$ 208,513					$ 872,370	$ 918,625	$ 957,716
Total revenues	2,417,227				1,422,615					9,308,926	6,602,267	7,541,234
Operating expenses	515,381				325,656					1,966,939	1,341,315	1,213,178
Foreign exchange (gains) losses	(33,819)				27,390					22,504	(37,568)	(28,243)
Interest expense	52,303				51,438					205,215	134,106	155,462
Total expenses	2,324,554				1,347,394					8,399,895	6,343,750	6,446,886
Equity in net earnings (losses) of subsidiaries (dividends were: 2015: $764,277; 2014: $858,521; 2013: $617,719)	0				0					0	0	0
Provision for income tax	22,295				24,218					(19,161)	96,897	77,505
Net income (loss) attributable to ordinary shareholders	21,885				36,281					1,207,152	188,340	1,059,916
Net income (loss)		$ 228,550	$ 27,282	$ 915,039	36,281	$ 139,499	$ 72,384	$ (279,260)	$ 255,717
Unrealized gains on held to maturity investment portfolio at time of transfer to available for sale, net of tax										0	424,861	0
Cumulative adjustments recorded to value of future policy benefit reserves, amount	17,035				60,356					170,688	(400,456)	(44,660)
Change in net unrealized gains (losses) on affiliate and other investments, net of tax	(9,707)				15,865					(6,074)	35,143	26,637
Change in OTTI losses recognized in other comprehensive income, net of tax										18,545	13,143	32,181
Change in underfunded pension liability, net of tax	(1,049)				975					(3,852)	(7,550)	7,653
Change in value of cash flow hedge	(39)				95					(200)	255	439
Foreign currency translation adjustments, net of tax	(16,439)				36,103					(25,315)	(25,729)	(54,858)
Comprehensive income (loss)	429,826				256,993					409,310	936,141	276,553
XL Group PLC
Condensed Financial Statements, Captions [Line Items]
Net investment income	113				80					169	275	24
Total revenues	113				80					169	275	24
Operating expenses	3,274				2,762					46,340	9,646	11,699
Foreign exchange (gains) losses	17				(262)					(345)	127	243
Interest expense	(6)				0					11	5	2
Total expenses	3,285				2,500					46,006	9,778	11,944
Income (loss) before income tax										(45,837)	(9,503)	(11,920)
Equity in net earnings (losses) of subsidiaries (dividends were: 2015: $764,277; 2014: $858,521; 2013: $617,719)	24,437				38,485					1,253,609	197,843	1,071,836
Provision for income tax	(620)				(216)					620	0	0
Net income (loss) attributable to ordinary shareholders	21,885				36,281					1,207,152	188,340	1,059,916
Net income (loss)										1,207,152	188,340	1,059,916
Unrealized gains on held to maturity investment portfolio at time of transfer to available for sale, net of tax										0	424,861	0
Change in net unrealized gains (losses) on affiliate and other investments, net of tax										(6,074)	35,143	26,637
Change in OTTI losses recognized in other comprehensive income, net of tax										18,545	13,143	32,181
Change in underfunded pension liability, net of tax										(3,852)	(7,550)	7,653
Change in value of cash flow hedge										(200)	255	439
Foreign currency translation adjustments, net of tax										(25,315)	(25,729)	(54,858)
Comprehensive income (loss)	429,826				256,993					409,310	936,141	276,553
Parenthetical information, dividends:
Dividends received from subsidiaries										764,277	858,521	617,719
Dividends and Return of Capital Received From Subsidiary										829,000	940,000	702,000
Life Funds Withheld Assets
Condensed Financial Statements, Captions [Line Items]
Net investment income	41,560				50,419					187,489	129,575	0
Change in net unrealized gains (losses) on investments, net of tax	51,990				37,115					(421,604)	274,083	0
Life Funds Withheld Assets | XL Group PLC
Condensed Financial Statements, Captions [Line Items]
Change in net unrealized gains (losses) on investments, net of tax										(421,604)	274,083	0
Excluding Life Funds Withheld Assets
Condensed Financial Statements, Captions [Line Items]
Net investment income	164,326				158,094					684,881	789,050	957,716
Change in net unrealized gains (losses) on investments, net of tax	363,883				$ 60,345					(530,030)	434,051	(750,755)
Excluding Life Funds Withheld Assets | XL Group PLC
Condensed Financial Statements, Captions [Line Items]
Change in net unrealized gains (losses) on investments, net of tax										(530,030)	434,051	(750,755)
Unrealized gains (losses) on investments
Condensed Financial Statements, Captions [Line Items]
Cumulative adjustments recorded to value of future policy benefit reserves, amount	$ 17,000									170,700
Unrealized gains (losses) on investments | XL Group PLC
Condensed Financial Statements, Captions [Line Items]
Cumulative adjustments recorded to value of future policy benefit reserves, amount										$ 170,688	$ (400,456)	$ (44,660)